Commitments and Contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
End of eighth year of charter
Property Plant And Equipment [Line Items]
Vessel Value Purchase Option	$ 38,000
End of ninth year of charter
Property Plant And Equipment [Line Items]
Vessel Value Purchase Option	35,500
End of tenth year of charter
Property Plant And Equipment [Line Items]
Vessel Value Purchase Option	$ 33,000
M/V Archimidis and M/V Agamemnon
Property Plant And Equipment [Line Items]
Charter Terms	M/V 'Archimidis' and the M/V 'Agamemnon' are employed on time charters with the industry leader A.P. Moller-Maersk A.S. ('Maersk Line') at a gross day rate of US$34.0 per day with earliest redelivery in November 2015 and August 2015, respectively. Maersk Line has the option to extend the charter of both vessels for an additional four years at a gross day rate of US$31.5 and $30.5 per day, respectively for the fourth and fifth year and $32.0 per day for the final two years. If all options were to be exercised, the employment of the vessels would extend to July 2019 for the M/V 'Agamemnon' and December 2019 for the M/V 'Archimidis.'
M/T Amore Mio II
Property Plant And Equipment [Line Items]
Charter Terms	For the period from March to December 2013 the rate for this charter will be $17.5. B.P. Shipping Ltd has the right to extend the charter for an additional 3-months option declarable by September 2013.
M/T Aias and M/T Amoureux
Property Plant And Equipment [Line Items]
Charter Terms	The M/T 'Aias' and 'Amoureux' will be earning for the first 12 months of their time charter with CMTC a gross daily charter rate of $20.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC will have the option to extend the time charter employment for a second year at $24.0 per day and for a third year at $28.0 per day with the same profit share arrangements.